Accrued Expenses	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Expenses
7.	Accrued Expenses

Accrued expenses consist of the following:

	December 31,
	2013	2014
Payroll and benefits	$493	$185
Professional and consultant fees	242	496
Product development costs	117	62
Commissions	107	85
Warranty	29	61
Other	273	248

	$1,261	$1,137